Leases - Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Payment of principal portion of lease liabilities	€ (234)	€ (221)	€ (2)
Interest portion of lease liabilities	(25)	(28)
Total cash outflow for leases	€ (259)	€ (249)